Intangible assets - Summary of Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 1,039,886	R$ 373,699
Additions	67,907	79,351
Disposals	(35,001)	(31,828)
Transfers	0	0
Effects of hyperinflation (IAS 29)	368
Effects of changes in foreign exchange rates (IAS 21)	(1,247)
Business combination	7,298,400	618,664
Intangible assets ending balance	8,370,313	1,039,886	R$ 373,699
Linked
Reconciliation of changes in intangible assets other than goodwill [abstract]
Disposals	(2,407)
Nodis
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	R$ 11,271
Estimate useful life (years)	10 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 1,187,173	460,460
Additions	264,646	150,310	104,687
Disposals	(36,213)	(49,602)
Transfers	0	0
Effects of hyperinflation (IAS 29)	368
Effects of changes in foreign exchange rates (IAS 21)	(1,895)
Business combination	7,298,400	626,005
Intangible assets ending balance	8,712,479	1,187,173	460,460
Cost | Goodwill - acquisition of subsidiaries
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	654,044	143,194
Additions	349	0
Disposals	(8,630)	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	46
Business combination	5,070,034	510,850
Intangible assets ending balance	5,715,843	654,044	143,194
Cost | Customer relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	155,101	99,368
Additions	2,150	4,300
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	(154)
Business combination	1,491,973	51,433
Intangible assets ending balance	1,649,070	155,101	99,368
Cost | Trademark use right
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	12,491	12,491
Additions	0	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Intangible assets ending balance	12,491	12,491	12,491
Cost | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	3,728	1,732
Additions	1,549	7
Disposals	(13)	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	227,718	1,989
Intangible assets ending balance	232,982	3,728	1,732
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	204,649	134,612
Additions	204,316	37,477
Disposals	(18,660)	(11,899)
Transfers	25,167	27,561
Effects of hyperinflation (IAS 29)	368
Effects of changes in foreign exchange rates (IAS 21)	(1,435)
Business combination	540,381	16,898
Intangible assets ending balance	954,786	204,649	134,612
Cost | Licenses for use - payment arrangements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	25,250	11,518
Additions	15,104	9,035
Disposals	0	0
Transfers	(3,669)	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	4,697
Intangible assets ending balance	36,685	25,250	11,518
Cost | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	(352)
Business combination	7,121	0
Intangible assets ending balance	6,769	0	0
Cost | Exclusivity right
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	38,827	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	(38,827)	38,827
Intangible assets ending balance	0	38,827	0
Cost | Software in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	26,246	20,032
Additions	35,552	32,654
Disposals	(8,910)	(190)
Transfers	(21,498)	(27,561)
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	1,311
Intangible assets ending balance	31,390	26,246	20,032
Cost | Right-of-use assets - Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	66,837	37,513
Additions	5,626	66,837	37,513
Disposals	0	(37,513)
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Intangible assets ending balance	72,463	66,837	37,513
Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(147,287)	(86,761)
Additions	(196,739)	(70,959)
Disposals	1,212	17,774
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	648
Business combination	0	(7,341)
Intangible assets ending balance	(342,166)	(147,287)	(86,761)
Amortization | Customer relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(50,543)	(37,093)
Additions	(53,114)	(13,450)
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	104
Business combination	0	0
Intangible assets ending balance	(103,553)	(50,543)	(37,093)
Amortization | Trademark use right
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(12,491)	(12,491)
Additions	0	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Intangible assets ending balance	(12,491)	(12,491)	(12,491)
Amortization | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(793)	(448)
Additions	2,741	(345)
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Intangible assets ending balance	1,948	(793)	(448)
Amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(55,508)	(26,515)
Additions	(109,836)	(34,099)
Disposals	1,212	9,438
Transfers	(2,867)	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	266
Business combination	0	(4,332)
Intangible assets ending balance	(166,733)	(55,508)	(26,515)
Amortization | Licenses for use - payment arrangements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(13,295)	(6,046)
Additions	(943)	(4,240)
Disposals	0	0
Transfers	2,867	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	(3,009)
Intangible assets ending balance	(11,371)	(13,295)	(6,046)
Amortization | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	0
Additions	(5,790)	0
Disposals	0	0
Transfers	0	0
Effects of changes in foreign exchange rates (IAS 21)	278
Business combination	0	0
Intangible assets ending balance	(5,512)	0	0
Amortization | Exclusivity right
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(647)	0
Additions	647	(647)
Disposals	0	0
Transfers	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Intangible assets ending balance	0	(647)	0
Amortization | Right-of-use assets - Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(14,010)	(4,168)
Additions	(30,444)	(18,178)
Disposals	0	8,336
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Intangible assets ending balance	R$ (44,454)	R$ (14,010)	R$ (4,168)